Commissions and Expenses - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Commissions And Expenses [Abstract]
Depreciation expense included in administration expenses	€ 105	€ 89	€ 84
Minimum lease payments recognized as expense	18	17	19
Amount included in employee expenses relating to defined contributions	€ 46	€ 46	€ 51
Performance period	1 year
Vesting period	2 years
Performance period	The performance indicators apply over a performance period of one year
Performance period	For members of the Executive Board and the Management Board all variable compensation has vested after three years following the performance period. At vesting, the variable compensation is transferred to the individual employees.